UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

McKee International Equity Portfolio

Semi-Annual Report	April 30, 2020

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-625-3346. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Portfolio’s Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the Commission’s website at http://www. sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.5%
	Shares	Value

AUSTRALIA — 8.7%
Australia & New Zealand Banking Group	155,000	$1,703,850
CSL	20,000	3,984,423
Newcrest Mining (A) (B)	130,000	2,178,837

		7,867,110

FRANCE — 9.8%
Airbus	22,500	1,431,887
AXA	126,400	2,253,966
BNP Paribas	32,000	1,011,736
Capgemini	23,600	2,216,597
Faurecia	37,000	1,339,896
TechnipFMC	64,000	565,454

		8,819,536

GERMANY — 3.8%
Allianz	12,000	2,217,718
Bayerische Motoren Werke	20,000	1,185,193

		3,402,911

HONG KONG — 3.1%
New World Development	2,400,000	2,825,514

ISRAEL — 2.0%
Teva Pharmaceutical Industries ADR *	164,000	1,761,360

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ITALY — 2.5%
Intesa Sanpaolo	990,000	$1,539,702
Tenaris	100,000	698,263

		2,237,965

JAPAN — 28.2%
Astellas Pharma	275,000	4,563,504
Daiwa House Industry	77,400	1,982,669
Denso	73,960	2,623,510
KDDI	145,000	4,127,011
Komatsu	77,400	1,478,127
Kubota	193,500	2,420,743
Kuraray	129,000	1,295,059
Mitsubishi UFJ Financial Group	516,000	2,084,784
Sankyu	64,500	2,493,835
Seven & I Holdings	73,100	2,414,354

		25,483,596

SINGAPORE — 3.1%
DBS Group Holdings	200,000	2,821,539

SPAIN — 8.0%
Banco Santander	440,000	980,855
Industria de Diseno Textil	95,000	2,417,439
Red Electrica	220,000	3,860,101

		7,258,395

SWEDEN — 3.8%
Nordea Bank Abp *	130,000	839,719
Volvo, Cl B	200,000	2,583,898

		3,423,617

SWITZERLAND — 10.7%
ABB (C)	66,000	1,249,446
Alcon *	40,000	2,105,419
LafargeHolcim	25,000	1,039,077
Novartis	23,000	1,958,097
Zurich Insurance Group	10,500	3,333,892

		9,685,931

TAIWAN — 5.2%
Hon Hai Precision Industry	600,000	1,550,374
Taiwan Semiconductor Manufacturing ADR	60,000	3,187,800

		4,738,174

UNITED KINGDOM — 9.6%
Diageo	97,000	3,364,923

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — (continued)
Glencore	500,000	$925,929
National Express Group	475,000	1,630,522
Royal Dutch Shell, Cl B	45,000	729,048
Standard Chartered	250,000	1,282,961
WPP	100,000	777,216

		8,710,599

TOTAL COMMON STOCK (Cost $71,452,925)		89,036,247

SHORT-TERM INVESTMENT — 1.5%

BlackRock FedFund Institutional, Cl Institutional, 0.203% (D)(E) (Cost $1,339,780)	1,339,780	1,339,780

TOTAL INVESTMENTS — 100.0% (Cost $72,792,705)		$90,376,027

Percentages are based on Net Assets of $90,395,662.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2020, was $2,178,837 and represents 2.4% of the Net Assets of the Portfolio.

(C)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $1,249,446.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2020 was $1,339,780.
(E)	Rate shown is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

The following is a list of inputs used as of April 30, 2020 in valuing the investments carried at market value:

Investments in Securities	Level 1	Level 2†	Level 3‡	Total
Common Stock
Australia	$—	$5,688,273	$2,178,837	$7,867,110
France	—	8,819,536	—	8,819,536
Germany	—	3,402,911	—	3,402,911
Hong Kong	—	2,825,514	—	2,825,514
Israel	1,761,360	—	—	1,761,360
Italy	—	2,237,965	—	2,237,965
Japan	—	25,483,596	—	25,483,596
Singapore	—	2,821,539	—	2,821,539
Spain	—	7,258,395	—	7,258,395
Sweden	—	3,423,617	—	3,423,617
Switzerland	—	9,685,931	—	9,685,931
Taiwan	3,187,800	1,550,374	—	4,738,174
United Kingdom	—	8,710,599	—	8,710,599

Total Common Stock	4,949,160	81,908,250	2,178,837	89,036,247

Short-Term Investment	1,339,780	—	—	1,339,780

Total Investments in Securities	$6,288,940	$81,908,250	$2,178,837	$90,376,027

    † Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of April 30, 2020, securities with a total value $81,908,250 were classified as Level 2 due to the application of the fair value provided by MarkIt.

‡ For the period ended April 30, 2020, the transfers in and out of Level 3 were due to changes in the availability of observable value. Transfers between levels are recognized at period end.

Investments in Common Stock
Balance as of November 1, 2019	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Net transfer into Level 3	2,178,837
Net transfer out of Level 3	—

Ending Balance as of April 30, 2020	$2,178,837

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $72,792,705) †	$90,376,027
Foreign Currency, at Value (Cost $103)	106
Reclaim Receivable	564,943
Cash	522,846
Dividend and Interest Receivable	390,745
Prepaid Expenses	11,760

Total Assets	91,866,427

Liabilities:
Collateral Held for Securities on Loan	1,339,780
Payable due to Investment Adviser	52,961
Payable due to Administrator	9,079
Payable due to Trustees	3,473
Chief Compliance Officer Fees Payable	1,991
Other Accrued Expenses	63,481

Total Liabilities	1,470,765

Net Assets	$90,395,662

NET ASSETS CONSIST OF:

Paid-in Capital	$73,285,616
Total Distributable earnings	17,110,046

Net Assets	$90,395,662

Institutional Class Shares:
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	9,751,298
Net Asset Value, Offering and Redemption Price Per Share*	$9.27

†	Includes market value of securities on loan of $1,249,446.
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO FOR THE SIX MONTHS ENDED April 30, 2020 (Unaduited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,583,075
Income received from securities lending	2,830
Less: Foreign Taxes Withheld	(136,119)

Total Investment Income	1,449,786

Expenses:
Investment Advisory Fees	419,698
Administration Fees — (Note 4)	71,948
Shareholder Servicing Fees	9,815
Trustees’ Fees	9,421
Chief Compliance Officer Fees	3,281
Transfer Agent Fees	36,910
Custodian Fees	16,247
Legal Fees	15,504
Audit Fees	12,233
Registration and Filing Fees	11,439
Printing Fees	5,470
Other Expenses	10,438

Total Expenses	622,404

Less:
Fees Paid Indirectly — (Note 4)	(178)

Net Expenses	622,226

Net Investment Income	827,560

Net Realized Gain (Loss) on:
Investments	(1,067,954)
Foreign Currency Transactions	(10,553)

Net Realized Loss	(1,078,507)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(23,796,764)
Foreign Currency Transactions	6,545

Net Change in Unrealized Appreciation (Depreciation)	(23,790,219)

Net Realized and Unrealized (Loss) on Investments and Foreign Currency Transactions	(24,868,726)

Net Decrease in Net Assets Resulting from Operations	$(24,041,166)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:

Net Investment Income	$827,560	$3,092,992
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,078,507)	5,089,054
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(23,790,219)	(3,792,075)

Net Increase (Decrease) in Net Assets Resulting From Operations	(24,041,166)	4,389,971

Distributions:	(8,129,847)	(6,655,390)

Capital Share Transactions:

Issued	2,480,474	3,414,206

Reinvestment of Distributions	7,768,860	6,409,663

Redemption Fees - Note 2	15	2,567

Redeemed	(16,171,620)	(37,734,367)

Net Decrease in Net Assets From Capital Share Transactions	(5,922,271)	(27,907,931)

Total Decrease in Net Assets	(38,093,284)	(30,173,350)

Net Assets:

Beginning of Period	128,488,946	158,662,296

End of Period	$90,395,662	$128,488,946

Shares Transactions:

Issued	216,653	298,401

Reinvestment of Distributions	652,261	598,628

Redeemed	(1,828,434)	(3,283,298)

Net Decrease in Shares Outstanding From Share Transactions	(959,520)	(2,386,269)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO 4/30/2020

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios
For a Share Outstanding Throughout Each Period

	Six Months		Years Ended October 31,
	Ended April 30, 2020 (Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$12.00		$12.11	$13.86	$11.83	$12.11	$13.10

Income (Loss) from Investment Operations:
Net Investment Income*	0.07		0.26	0.28	0.22	0.22	0.21
Net Realized and Unrealized Gain (Loss)	(2.05)		0.14	(1.64)	2.49	(0.25)	(0.56)

Total from Investment Operations	(1.98)		0.40	(1.36)	2.71	(0.03)	(0.35)

Redemption Fees	—**		—**	—	—	—**	—

Dividends and Distributions:
Net Investment Income	(0.27)		(0.31)	(0.21)	(0.19)	(0.21)	(0.49)
Capital Gains	(0.48)		(0.20)	(0.18)	(0.49)	(0.04)	(0.15)

Total Dividends and Distributions	(0.75)		(0.51)	(0.39)	(0.68)	(0.25)	(0.64)

Net Asset Value, End of Year	$9.27		$12.00	$12.11	$13.86	$11.83	$12.11

Total Return†	(17.82)%		3.84%	(10.14)%	24.26%	(0.15)%	(2.77)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$90,396		$128,489	$158,662	$194,816	$153,678	$173,085
Ratio of Expenses to Average Net Assets(1)	1.04	%††	1.05%	0.98%	1.00%	1.01%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.38	%††	2.21%	2.06%	1.76%	1.94%	1.67%
Portfolio Turnover Rate	4%		8%	8%	5%	7%	8%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
**	Amount represents less than $0.01 per share.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

NOTES TO THE FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio is non-diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

On March 12, 2020, CSM Advisors, LLC (the “Adviser”) acquired substantially all of the operating assets of C.S. McKee L.P. (“C.S. McKee”) and became the investment adviser to the Portfolio. Prior to March 12, 2020, C.S. McKee served as investment adviser to the Portfolio.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time),

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio value its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Portfolio’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more- likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2020, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. The Portfolio did not engage in any forward foreign currency contracts during the period ended April 30, 2020.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2020 and the year ended October 31, 2019 $15 and $2,567 redemption fees were retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the period ended April 30, 2020, the Portfolio was charged $71,948 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services,

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the six months ended April 30, 2020, the Portfolio earned cash management credits of $178 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

6.	Investment Transactions:

For the six months ended April 30, 2020, the Portfolio made purchases of $4,636,229 and sales of $15,176,942 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Total
2019	$4,356,587	$2,298,803	$6,655,390
2018	3,159,278	2,457,447	5,616,725

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,762,645
Undistributed Long-Term Capital Gains	5,144,746
Unrealized Appreciation	41,373,669
Other Temporary Differences	(1)

Total Distributable Earnings	$49,281,059

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2020, the Portfolio did not have capital loss carry forwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at April 30, 2020 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$72,792,705	$31,210,040	$(13,626,718)	$17,583,322

8.	Concentration of Risks:

Currency Risk — As a result of the Portfolio’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Portfolio will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Portfolio would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Portfolio invests, which in turn could negatively impact the Portfolio’s performance and cause losses on your investment in the Portfolio.

Foreign Exposure Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Tax Exposure Risk — The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9.	Other:

At April 30, 2020, 56% of total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Loans of Portfolio Securities:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Portfolio. The Portfolio records securities lending income net of such allocations. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2020, the value of the securities on loan was $2,962,325.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

The following is a summary of securities lending agreements held by the Portfolio which would be subject to offset as of April 30, 2020:

Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
$ 1,249,446	$1,249,446	$ –

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Portfolio’s Schedule of Investments for the total collateral received.

11.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosure and delay the adoption of additional disclosures until the effective date.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

13.	Subsequent Events:

A Special Meeting of the Shareholders of the McKee International Equity Portfolio (the “Portfolio”), a series of The Advisors’ Inner Circle Fund (the “Trust”), was held on June 10, 2020 for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Portfolio, and CSM Advisors, LLC (the “Proposal”). The Proposal was approved with the following voting results:

	Number of Shares	Percentage of Outstanding Shares	Percentage of Shares Voted
Affirmative:	9,779,945	97.66%	100%
Against:	0	0	0
Abstain:	196	0.00%	0.00%
Total:	9,780,141	97.67%	100%

The Portfolio has evaluated the need for additional disclosures (other than the disclosure in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Portfolio’s costs in two ways:

• Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
McKee International Equity Portfolio - Institutional Class Shares
Actual Portfolio Return	$1,000.00	$821.80	1.04%	$4.71
Hypothetical 5% Return	1,000.00	1,019.69	1.04	5.22

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

BOARD CONSIDERATION IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Portfolio’s advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Portfolio; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On March 12, 2020, CSM Advisors, LLC (“CSM”) acquired substantially all of the operating assets of C.S. McKee, L.P. (“McKee”), the Portfolio’s investment adviser (the “Transaction”). In anticipation that the Transaction could be deemed to result in a change in control of McKee under the 1940 Act, and, consequently, in the assignment and automatic termination of the investment advisory agreement between the Trust, on behalf of the Portfolio, and McKee (the “Prior Agreement”), a Board meeting was held on January 8, 2020 (the “Board Meeting”) to decide whether to approve an interim investment advisory agreement between the Trust, on behalf of the Portfolio, and CSM for a term of up to 150 days (the “Interim Agreement”) and a new investment advisory agreement between the Trust, on behalf of the Portfolio, and CSM for an initial term of two years (the “New Agreement”). For the purposes of the discussion below, the “Adviser” constitutes either or both McKee under the Prior Agreement and CSM under the Interim Agreement and New Agreement, as applicable.

In preparation for the Board Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Interim Agreement and the New Agreement. The Trustees used this information, as well as other information that other service providers of the Portfolio submitted to the Board in connection with the Board Meeting and other meetings held since the most recent renewal of the Prior Agreement, to help them decide whether to approve the Interim Agreement and the New Agreement. In recognition of the fact that the Transaction was in progress and had not been consummated at the time of the Board Meeting and that the Board was being asked to approve the Adviser as it was expected to exist after the consummation of the Transaction as the investment adviser to the Portfolio, the materials provided by the Adviser addressed both the Adviser as it existed at the time of the Board Meeting and the Adviser as it was expected to exist after the consummation of the Transaction.

Specifically, the Board requested and received written materials from the Adviser regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that the Adviser was undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by the Adviser

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

under the Interim Agreement and under the New Agreement; (iii) the Adviser’s management, operations and organizational structure following the Transaction; (iv) the proposed advisory fee to be paid to the Adviser under the Interim Agreement and under the New Agreement; (v) the Adviser’s compliance program; (vi) the Adviser’s investment advisory services, portfolio management program and investment strategies and policies with respect to the Portfolio; and (vii) the Adviser’s investment management personnel.

At the Board Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Portfolio, approved the Interim Agreement and the New Agreement. In considering the approval of the Interim Agreement and the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; and (iii) the fee to be paid to the Adviser under the Interim Agreement and under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the Interim Agreement and the New Agreement in the context of the Transaction, relied upon representations from the Adviser that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Portfolio by the Adviser that are discussed below; (ii) the Adviser did not anticipate any material changes to its compliance program or code of ethics in connection with the Transaction; and (iii) the portfolio manager for the Portfolio was not expected to change in connection with the Transaction.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Portfolio, including the quality of the continuing portfolio management personnel, the resources available to the Adviser after the consummation of the Transaction and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Interim Agreement and the terms of the New Agreement, and noted that (i) the Interim Agreement has the same advisory fee as, and does not materially differ from, the Prior Agreement, except with respect to certain provisions that are required by law, and (ii) the New Agreement has the same advisory fee as, and does not materially differ from, the Prior Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Portfolio. The most recent investment adviser registration form (Form ADV) for the Adviser also was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

advisory services to be provided by the Adviser to the Portfolio following the Transaction.

The Trustees also considered other services to be provided to the Portfolio by the Adviser such as monitoring adherence to the Portfolio’s investment restrictions and monitoring compliance with various Portfolio policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Portfolio by the Adviser under the Interim Agreement and under the New Agreement would be satisfactory.

Investment Performance of the Adviser

In connection with its most recent approval of the continuation of the Prior Agreement, which occurred at a Board meeting held on February 26, 2019 (the “February 2019 Board Meeting”), the Board was provided with reports regarding the Portfolio’s performance over various time periods. As part of the February 2019 Board Meeting, representatives from the Adviser provided information regarding, and led a discussion of factors impacting, the Adviser performance for the Portfolio, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Adviser’s performance was satisfactory, or, where the Adviser’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve performance. Based on this information and the Adviser’s representation that the portfolio manager for the Portfolio was not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Portfolio were sufficient to support approval of the Interim Agreement and the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In connection with its most recent approval of the continuation of the Prior Agreement at the February 2019 Board Meeting, the Board was presented with a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Portfolio’s administrator comparing the Portfolio’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. Based on this information and the Board’s consideration at the Board Meeting that (i) the Interim Agreement has the same advisory fee as, and does not materially differ from, the Prior Agreement, except with respect to certain provisions that are required by law, and (ii) the New Agreement has the

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO April 30, 2020 (Unaudited)

same advisory fee as, and does not materially differ from, the Prior Agreement, the Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser. With respect to profitability and economies of scale, the Board considered the Adviser profitability and economies of scale from its management of the Portfolio when it most recently approved the continuation of the Prior Agreement, but determined that such profitability and economies may change as a result of the changes to the Adviser’s ownership structure and operations that will occur after the Transaction. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Portfolio grow, but will do so during future considerations of the New Agreement.

Approval of the Interim Agreement and the New Agreement

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Interim Agreement and the New Agreement at the Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the Interim Agreement and the New Agreement, including the compensation to be paid thereunder, are reasonable in relation to the services expected to be provided by the Adviser to the Portfolio and that the appointment of the Adviser and the approval of the Interim Agreement and the New Agreement would be in the best interest of the Portfolio and its Shareholders.

NOTES

NOTES

McKee International Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-625-3346

Adviser:

CSM Advisors, LLC

10 South LaSalle Street, Suite 1925

Chicago, IL 60603

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-1900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020